Share-Based Compensation (Summary of Compensation Expense by Plan) (Detail)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Units Granted	1,518,490	2,293,802
Units Outstanding	6,744,720	10,997,892	9,191,480